Notes Payable - Schedule of Principal Maturities of Notes Payable (Details) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
2018 (9 months)	$ 3,855,628
2020	106,554
2021	86,081
2022	73,147
Thereafter	43,935
Total	$ 4,213,325
IMAC Regeneration Center of St. Louis, LLC [Member]
2018 (9 months)		$ 39,392	$ 52,236
2019		54,587	54,587
2020		57,047	57,047
2021		32,143	32,143
2022		13,615	13,615
Thereafter		54,760	54,760
Total		$ 251,544	$ 264,388